Cover	Jan. 07, 2025
Cover [Abstract]
Entity Registrant Name	NFiniTi inc.
Entity Central Index Key	0001544400
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 07, 2025
Entity Ex Transition Period	false
Entity File Number	333-180164
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	Pampana 18
Entity Address Address Line 2	La Cruz, C.P. 63734
Entity Address Address Line 3	La Cruz de Huanacaxtle
Entity Address City Or Town	Navarit
Entity Address Postal Zip Code	77027
City Area Code	523
Local Phone Number	221984348
Entity Tax Identification Number	99-0372611
Entity Address Country	MX
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false